Income taxes - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate (percent)	26.50%	26.50%